Non-controlling interests - Disclosure of movements in cash and cash equivalents of subsidiaries (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of subsidiaries [line items]
Net increase (decrease) in cash and cash equivalents	€ (42,472)	€ 123,134	€ 54,444
Global Blue TFS Japan Co Ltd
Disclosure of subsidiaries [line items]
Net increase (decrease) in cash and cash equivalents	(7,851)	8,709	(386)
Global Blue Lebanon SAL
Disclosure of subsidiaries [line items]
Net increase (decrease) in cash and cash equivalents	(622)	228	293
Global Blue Turistik Hizmetler A.Ş.
Disclosure of subsidiaries [line items]
Net increase (decrease) in cash and cash equivalents	(1,034)	1,248	1,275
Global Blue Russia AO
Disclosure of subsidiaries [line items]
Net increase (decrease) in cash and cash equivalents	1,999	693	657
Global Blue Management & Co S.C.A.
Disclosure of subsidiaries [line items]
Net increase (decrease) in cash and cash equivalents	€ (1)	€ (19)	€ (43)